Share-Based Compensation - Additional Information (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands			1 Months Ended				12 Months Ended
	Apr. 25, 2018	Oct. 08, 2016	Nov. 30, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2017	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense			¥ 44,789				¥ 2,950	¥ 270,242	¥ 18,586
Issuance of ordinary shares (in shares)				233,217,776	222,222,222
Employee
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Issuance of ordinary shares (in shares)				111,217,778
Fair value of ordinary shares								¥ 213,135
Share Options | 2016 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options granted		39,600,000
Exercise price of share options granted		¥ 0.023
Share options vesting period description		The vesting period was from October 2016 to May 2017
Share options exercise period description		the exercise period was from June 2017 to July 2017.
Restricted Share Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units vested							4,002,052	13,928,205
Unrecognized compensation expense							¥ 2,151
Unrecognized compensation expense, weighted average period of recognition							5 years 4 months 17 days
Restricted Share Units | Initial Public Offering
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units vested			2,000,000
Restricted Share Units | 2017 Equity Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units granted						71,200,000
Exercise price of restricted share units granted						¥ 0.015
Restricted Share Units | 2017 Equity Incentive Plan | Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units vested						39,170,000
Restricted Share Units | 2017 Equity Incentive Plan | Tranche Two
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share options vesting period description							two or four service years
Restricted share units vested						30,030,000
Restricted Share Units | 2017 Equity Incentive Plan | Tranche Three | Initial Public Offering
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units vested						2,000,000
Restricted Ordinary Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share units granted	19,594,000								19,594,000
Restricted share units vested			16,000,000					16,000,000